Stock-based compensation (Tables)	12 Months Ended
	Mar. 31, 2011	Mar. 31, 2011 Centurion Bank of Punjab Limited
Share Based Compensation Arrangement By Share Based Payment Award Fair Value Assumptions Method Used

The fair value of options has been estimated on the dates of each grant using a Binomial option pricing model with the following assumptions:

	Years ended March 31,
	2009	2010	2011
Dividend yield	0.75%	0.59%-0.69%	0.55%
Expected volatility	39.71%	44.68%-49.86%	30.00%
Risk-free interest rate	9.2%-9.3%	7.32%-7.71%	7.53%-7.62%
Expected lives	1-4 years	1-4 years	1-4.3 years

Schedule of Share Based Compensation Stock Options, Available for Grant

Activity in the options available to be granted under the Employee Stock Option Scheme is as follows:

	Options available to be granted Years ending March 31,
	2009	2010	2011

Options available to be granted, beginning of year	53,079,000	50,258,500	14,732,500

Equity shares allocated for grant under the plan	0	0	100,000,000

Options granted	(6,265,000)	(36,341,250)	(32,967,500)

Forfeited/lapsed	3,444,500	815,250	1,717,750

Options available to be granted, end of year	50,258,500	14,732,500	83,482,750

Schedule of Share-based Compensation, Stock Options, Activity

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	Years ended March 31,
	2009			2010			2011
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price

Options outstanding, beginning of year	84,689,000	Rs.	202.72	83,169,000	Rs.	208.29	94,811,500	Rs.	239.83

Granted	6,265,000		256.56	36,341,250		302.41	32,967,500		440.16

Exercised	(4,340,500)		140.21	(23,883,500)		185.68	(34,645,250)		222.14

Forfeited	(2,782,500)		211.69	(790,250)		273.54	(1,047,500)		333.27

Lapsed	(662,000)		164.61	(25,000)		71.72	(670,250)		255.27

Options outstanding, end of year	83,169,000	Rs.	208.29	94,811,500	Rs.	239.83	91,416,000	Rs.	317.60

Options exercisable, end of year	47,345,000	Rs.	191.64	55,874,000	Rs.	200.60	58,548,500	Rs.	248.80

Weighted average fair value of options granted during the year		Rs.	61.19		Rs.	117.24		Rs.	140.70

Schedule of Share-based Compensation, Shares Authorized under Stock Option Plans, by Exercise Price Range

The following summarizes information about stock options outstanding as of March 31, 2011:

		As of March 31, 2011
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
Plan A	Rs. 73.26 (or US$ 1.64)	34,500	0.99	73.26
Plan B	Rs. 71.72 to Rs. 219.74 (or US$ 1.61 to US$ 4.93)	7,167,000	1.82	197.70
Plan C	Rs. 126.12 to Rs. 219.74 (or US$ 2.83 to US$ 4.93)	9,503,500	1.61	179.34
Plan D	Rs. 219.74 to Rs. 340.96 (or US$ 4.93 to US$ 7.66)	41,843,500	3.03	273.47
Plan E	Rs. 440.16 (or US$ 9.88)	32,867,500	4.97	440.16

The following summarizes information about stock options outstanding as of March 31, 2011:

		As of March 31, 2011
Plan	Range of exercise price	Number Of Shares Arising Out Of Options	Weighted Average Remaining Life	Weighted Average Exercise Price
Key ESOP-2004	Rs. 23.2 (or US$ 0.52)	324,080	2.04	Rs.	23.2
General ESOP -2004	Rs. 88.46 to Rs. 171.98 (or US$ 1.98 to US$3.86)	1,262,780	2.57	Rs.	125.58
General ESOP -2007	Rs. 232.58 to Rs. 251.72 (or US$ 5.22 to US$ 5.66 )	2,793,165	2.94	Rs.	237.68

Employee Stock Options Activity

Activity in the options outstanding under the Employee Stock Option Scheme is as follows:

	For the year ended March 31, 2009			For the year ended March 31, 2010			For the year ended March 31, 2011
	Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price		Options	Weighted Average Exercise Price
Options outstanding, beginning of year	17,741,085 *	Rs.	228.9	14,801,135	Rs.	232.7	7,718,900	Rs.	201.2

Exercised	(995,665)		154.1	(6,911,215)		162.8	(2,766,810)		211.7

Forfeited	(1,259,765)		236.7	(171,020)		216.8	—		—

Lapsed	(684,520)		241.0	—		—	(572,065)		240.5

Options outstanding, end of period	14,801,135	Rs.	232.7	7,718,900	Rs.	201.2	4,380,025	Rs.	189.5

Options exercisable, end of period	9,030,080	Rs.	216.7	7,718,900	Rs.	201.2	4,380,025	Rs.	189.5

*	Note: Being number of options exchanged on acquisition of CBoP